RELATED PARTY TRANSACTIONS (Narrative) (Details) RM in Millions, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
		May 31, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 MYR (RM)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Proceeds from Divestiture of Businesses					$ 0.0	$ 58.5	$ 0.0
Gain (Loss) on Disposition of Business					(0.2)	0.0	(1.3)
Intellectual Property [Member]
Proceeds On Sale Of Intangible Assets To Related Parties			$ 18.4	RM 16.3
Hanwha Q CELLS Korea Corp [Member]
Proceeds from Divestiture of Businesses		$ 58.5
Gain (Loss) on Disposition of Business		$ 3.0
Proceeds On Sale Of Intangible Assets To Related Parties	[1]				$ 18.4	$ 0.0	$ 0.0

[1]	In the first quarter of 2017, the Group sold certain intellectual properties to Hanwha Q CELLS Korea and received EUR 16.3 million ($18.4 million) in exchange.